Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
LOANS

12. LOANS

Outstanding balances of loans consist of the following:

	As of December 31,
	2024	2025
Industrial Bank Jilin Branch	RMB	RMB	US$
(1) Annual interest rate of 4.35%, from March 28, 2024 to March 25, 2025(i)	5,000	-	-
(2) Annual interest rate of 4.35%, from March 28, 2024 to March 25, 2025(i)	21,900	-	-
(3) Annual interest rate of 4.30%, from May 13, 2024 to May 12, 2025(i)	5,000	-	-
(4) Annual interest rate of 4.30%, from August 7, 2024 to August 1, 2025(i)	5,000	-	-
(5) Annual interest rate of 3.15%, from November 29, 2024 to November 25, 2025(i)	19,543	-	-
(6) Annual interest rate of 4.30%, from December 11, 2024 to December 10, 2025(i)	8,000	-	-
(7) Annual interest rate of 4.90%, from April 11, 2022 to April 10, 2025(i)	6,990	-	-
(8) Annual interest rate of 4.00%, from November 8, 2024 to November 5, 2027(i)	5,000	4,800	686
(9) Annual interest rate of 4.20%, from March 25, 2025 to March 23, 2026(i)	-	21,900	3,132
(10) Annual interest rate of 4.20%, from March 31, 2025 to March 30, 2026(i)	-	5,000	715
(11) Annual interest rate of 2.89%, from November 7, 2025 to November 6, 2026(i)	-	10,200	1,459
(12) Annual interest rate of 4.10%, from December 10, 2025 to December 9, 2026(i)	-	8,000	1,144
(13) Annual interest rate of 4.20%, from August 1, 2025 to July 31, 2028(i)	-	4,750	679
China Minsheng Bank Jilin Branch
(14) Annual interest rate of 3.85%, from January 8, 2024 to January 8, 2025(ii)	3,000	-	-
(15) Annual interest rate of 3.85%, from February 5, 2024 to February 5, 2025(ii)	2,010	-	-
(16) Annual interest rate of 3.85%, from September 9, 2024 to September 9, 2025(ii)	3,000	-	-
(17) Annual interest rate of 3.85%, from September 18, 2024 to September 18, 2025(ii)	1,990	-	-
(18) Annual interest rate of 3.85%, from February 6, 2025 to February 6, 2026 (ii)	-	3,000	429
(19) Annual interest rate of 3.85%, from February 21, 2025 to February 21, 2026(ii)	-	2,010	287
(20) Annual interest rate of 3.85%, from September 8, 2025 to September 8, 2026(ii)	-	4,990	714
Bank of Jilin
(21) Annual interest rate of 3.85%, from March 28, 2025 to March 24, 2026(ii)	-	10,000	1,430
Total	86,433	74,650	10,675
Less: Bank loans – current portion	(81,633)	(65,800)	(9,409)
Bank loans– non-current portion	4,800	8,850	1,266

(i)	The repayments were guaranteed by buildings and land use right.

(ii)	The repayments were guaranteed by Jilin Zhengye Group Co.,Ltd.

In connection with borrowing of the JPY loan, the Company entered into foreign exchange swap contracts and cross-currency interest rate swap contracts with Industrial Bank with termination dates on November 24, 2025, November 25, 2025, November 5, 2026 and November 6, 2026, respectively, to run concurrently with the JPY Loan. The interest rates payable by the Company under the cross-currency interest rate swap contracts are fixed interest rates of 3.15% and 2.89% denominated in RMB and the Company is required to transfer the principal amount of the JPY loan at fixed exchange rate of 0.0478740 upon maturity in exchange for JPY422.7 million (or RMB20.2 million) and 0.046410 upon maturity in exchange for JPY227.7 million (or RMB10.6 million) under the foreign exchange swap contracts (see Note 2 and Note 3).

The weighted average short-term interest rate was 4.35%, 4.26% and 3.87% for the years ended December 31, 2023, 2024 and 2025, respectively. Interest expense for the years ended December 31, 2023, 2024 and 2025, amounted to RMB 4,423, RMB4,043 and RMB3,400 (US$486), respectively.

China Minsheng Bank Jilin Branch provided a working capital credit facility to the Company with a term from January 26, 2025 to January 25, 2026. Bank of Jilin provided a working capital credit facility to the Company with a term from March 25, 2025 to March 24, 2026. As of December 31, 2025, the Company’s unused working capital credit facility was nil.

As of December 31, 2025, the Company’s future long-term loan obligations according to the terms of the loan agreement are as follows:

	RMB	US$
2026	700	100
2027	5,100	729
Thereafter	3,750	537
	9,550	1,366